Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.45%
Argentina–0.71%
MercadoLibre, Inc.(a)	842	$523,236
Australia–6.08%
Ansell Ltd.	85,928	1,634,920
Brambles Ltd.	121,107	1,084,326
Rio Tinto plc	14,744	837,181
Woodside Petroleum Ltd.	40,501	951,149
		4,507,576
Belgium–1.25%
Umicore S.A.	29,599	923,489
Brazil–0.80%
Pagseguro Digital Ltd., Class A(a)	13,658	593,850
Canada–1.82%
Suncor Energy, Inc.	47,021	1,349,208
China–2.28%
Baidu, Inc., ADR(a)	6,738	752,635
China International Capital Corp. Ltd., Class H, REGS(b)	495,600	940,437
		1,693,072
Denmark–2.56%
AP Moller - Maersk A/S, Class B	773	865,755
Novo Nordisk A/S, Class B	21,502	1,032,024
		1,897,779
France–9.46%
BNP Paribas S.A.	39,030	1,813,616
Cie Generale des Etablissements Michelin SCA	10,030	1,109,482
Dassault Systemes S.E.	4,531	685,915
Sanofi	13,564	1,131,762
Vivendi S.A.	81,623	2,268,641
		7,009,416
Germany–8.87%
Infineon Technologies AG	74,064	1,403,530
Muenchener Rueckversicherungs-Gesellschaft AG	3,670	884,748
SAP S.E.	19,224	2,384,695
Siemens AG	17,266	1,895,352
		6,568,325
Hong Kong–2.72%
AIA Group Ltd.	197,600	2,014,198
Ireland–3.20%
James Hardie Industries PLC, CDI	93,026	1,252,053
Shares		Value
Ireland–(continued)
Ryanair Holdings PLC, ADR(a)	18,015	$1,119,272
		2,371,325
Italy–3.54%
Enel S.p.A.	234,871	1,609,609
Prysmian S.p.A.	49,149	1,011,976
		2,621,585
Japan–23.41%
Asahi Group Holdings, Ltd.	51,900	2,238,466
FANUC Corp.	6,500	1,157,971
Hitachi, Ltd.	50,600	1,799,789
KDDI Corp.	84,300	2,201,279
Keisei Electric Railway Co., Ltd.	25,900	952,033
Komatsu Ltd.	68,893	1,535,948
Nissan Chemical Corp.	11,000	481,680
ORIX Corp.	140,500	2,008,846
Seven & i Holdings Co., Ltd.	37,100	1,261,571
Shima Seiki Manufacturing Ltd.	21,600	629,449
Shimano, Inc.	7,200	1,016,273
SoftBank Group Corp.	40,600	2,057,278
		17,340,583
Luxembourg–1.51%
ArcelorMittal	70,398	1,120,814
Netherlands–3.80%
Heineken N.V.	9,257	993,555
ING Groep N.V.	163,997	1,820,184
		2,813,739
Singapore–1.41%
DBS Group Holdings Ltd.	54,760	1,046,555
Spain–1.57%
CaixaBank, S.A.	471,984	1,162,406
Sweden–0.62%
SSAB AB, Class B	180,864	459,774
Switzerland–7.60%
Glencore PLC(a)	404,091	1,301,090
Lonza Group AG(a)	2,605	891,147
Novartis AG, ADR	27,934	2,558,196
UBS Group AG(a)	79,040	878,279
		5,628,712
United Kingdom–11.61%
Just Eat PLC(a)	117,863	1,081,016
Nomad Foods Ltd.(a)	94,065	2,094,827
Reckitt Benckiser Group PLC	11,960	927,309
Royal Dutch Shell PLC, Class A, ADR	45,785	2,879,418

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
United Kingdom–(continued)
Vodafone Group PLC, ADR	89,414	$1,620,182
		8,602,752
United States–4.63%
Aptiv PLC	10,258	899,114
Carnival PLC	24,401	1,101,270
Chubb Ltd.	9,361	1,430,735
		3,431,119
Total Common Stocks & Other Equity Interests (Cost $79,759,018)		73,679,513
Shares		Value
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	127,352	$127,352
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	84,901	84,901
Total Money Market Funds (Cost $212,253)		212,253
TOTAL INVESTMENTS IN SECURITIES—99.74% (Cost $79,971,271)		73,891,766
OTHER ASSETS LESS LIABILITIES–0.26%		192,853
NET ASSETS–100.00%		$74,084,619
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2019 represented 1.27% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/13/2019	Citibank N.A.	USD	2,363,256	GBP	1,850,000	$(108,829)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$523,236	$—	$—	$523,236
Australia	—	4,507,576	—	4,507,576
Belgium	—	923,489	—	923,489
Brazil	593,850	—	—	593,850
Canada	1,349,208	—	—	1,349,208
China	752,635	940,437	—	1,693,072
Denmark	—	1,897,779	—	1,897,779
France	—	7,009,416	—	7,009,416
Germany	—	6,568,325	—	6,568,325
Hong Kong	—	2,014,198	—	2,014,198
Ireland	1,119,272	1,252,053	—	2,371,325
Italy	—	2,621,585	—	2,621,585
Japan	—	17,340,583	—	17,340,583
Luxembourg	—	1,120,814	—	1,120,814
Netherlands	—	2,813,739	—	2,813,739
Singapore	—	1,046,555	—	1,046,555
Spain	—	1,162,406	—	1,162,406
Sweden	—	459,774	—	459,774
Switzerland	2,558,196	3,070,516	—	5,628,712
United Kingdom	6,594,427	2,008,325	—	8,602,752
United States	2,329,849	1,101,270	—	3,431,119
Money Market Funds	212,253	—	—	212,253
Total Investments in Securities	16,032,926	57,858,840	—	73,891,766
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(108,829)	—	(108,829)
Total Investments	$16,032,926	$57,750,011	$—	$73,782,937

*	Unrealized appreciation (depreciation).
Invesco International Core Equity Fund